Commitments and contractual obligations - Schedule of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 1,623,728
2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	101,779
2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	109,161
2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	108,791
2029
Disclosure of contingent liabilities [line items]
Contractual capital commitments	583,598
2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	720,399
Senior Notes
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Senior Notes | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Senior Notes | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Senior Notes | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Senior Notes | 2029
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Senior Notes | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Term Facility
Disclosure of contingent liabilities [line items]
Contractual capital commitments	834,720
Term Facility | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	83,218
Term Facility | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	95,936
Term Facility | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	95,936
Term Facility | 2029
Disclosure of contingent liabilities [line items]
Contractual capital commitments	79,947
Term Facility | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	479,683
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,782
Purchase obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,431
Purchase obligations | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	349
Purchase obligations | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2
Purchase obligations | 2029
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Purchase obligations | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	25,379
Leases | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	9,244
Leases | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	6,152
Leases | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,816
Leases | 2029
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,751
Leases | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,416
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	261,847
Asset retirement obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	7,886
Asset retirement obligations | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	6,724
Asset retirement obligations | 2028
Disclosure of contingent liabilities [line items]
Contractual capital commitments	10,037
Asset retirement obligations | 2029
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,900
Asset retirement obligations | 2029 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 235,300